Commitments And Contingencies (Third-Party Power Purchases) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2012	$ 2,223,000,000
2013	2,646,000,000
2014	2,722,000,000
2015	2,691,000,000
2016	2,661,000,000
Thereafter	25,125,000,000
Total	38,068,000,000
Payments made by the Utility under power purchase agreements	34,000,000,000
QF Energy Payments [Member]
Long-term Purchase Commitment [Line Items]
2012	736,000,000
2013	781,000,000
2014	807,000,000
2015	725,000,000
2016	690,000,000
Thereafter	3,341,000,000
Total	7,080,000,000
Renewable (Other Than QF) Energy [Member]
Long-term Purchase Commitment [Line Items]
2012	831,000,000
2013	1,058,000,000
2014	1,269,000,000
2015	1,352,000,000
2016	1,370,000,000
Thereafter	18,058,000,000
Total	23,938,000,000
Other, Energy Payments [Member]
Long-term Purchase Commitment [Line Items]
2012	656,000,000
2013	807,000,000
2014	646,000,000
2015	614,000,000
2016	601,000,000
Thereafter	3,726,000,000
Total	$ 7,050,000,000
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Long-term renewable energy agreements range, years	25
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Long-term renewable energy agreements range, years	10